Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Reclassification of operating results from continuing operations to loss from discontinued operations
Loss from discontinued operations, net of tax	$ 1,263	$ (168)	$ 904	$ (504)	$ (640)	$ (1,131)	$ (1,549)	$ (12,716)	$ (11,812)
Current assets of discontinued operations:
Total current assets of discontinued operations	881		881		313	312		313	881
Current liabilities of discontinued operations:
Total current liabilities of discontinued operations	438		438		527	511		527	438
Xclair, Numoisyn Lozenges and Numoisyn Liquid
Reclassification of operating results from continuing operations to loss from discontinued operations
Product revenue	302	164	583	524	699	574	910	3,021	3,604
Cost of goods sold	(110)	(95)	(293)	(273)	(360)	(418)	(545)	(1,752)	(2,045)
Selling, general and administrative	(121)	(237)	(578)	(755)	(979)	(1,287)	(1,907)	(8,688)	(9,266)
Goodwill and intangible impairment					0			(5,187)	(5,187)
Interest expense					0		(7)	(110)	(110)
Loss from discontinued operations, net of tax	1,263	(168)	904	(504)	(640)	(1,131)	(1,549)	(12,716)	(11,812)
Current assets of discontinued operations:
Inventory					182	174		182
Accounts receivable	122		122		131	138		131	122
Total current assets of discontinued operations	881		881		313	312		313	881
Current liabilities of discontinued operations:
Accounts payable					46	133		46
Returns provision	336		336		202	268		202	336
Accrued liabilities and other current liabilities	102		102		279	110		279	102
Total current liabilities of discontinued operations	$ 438		$ 438		$ 527	$ 511		$ 527	$ 438